INCOME TAXES - DEFERRED TAX ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets Roll Forward [Roll Forward]
Deferred tax asset, beginning of year	$ 490	$ 44	$ 0
Recognized in net (income) loss	(14)	(10)	1
Acquisition from business combination	51	369	2
Recognized in equity	(99)	86	21
Foreign exchange and other	4	1	20
Deferred tax asset, end of year	$ 432	$ 490	$ 44